(reg.tm)

                                   (reg.tm)

GENERAL GOVERNMENT SECURITIES

MONEY MARKET FUND, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940










Printed in U.S.A.                                          975/698SA985

General Government

Securities Money

Market Fund, Inc.

Semi-Annual Report

May 31, 1998




GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for General Government Securities Money Market Fund for the six-month period ended May 31, 1998, as shown in the following table:

                                                                 ANNUALIZED
                                            ANNUALIZED YIELD   EFFECTIVE YIELD*
                                            ________________   ________________

        Class A Shares                         4.84%                4.95%

        Class B Shares                         4.64%                4.74%

The Economy

  Although real Gross Domestic Product (GDP) sustained a growth trend approaching 4% into the first quarter, recent evidence suggests a shift to somewhat slower economic growth in coming months. Aggregate profit margins already have begun to narrow in some sectors. The conflicting pressures of a softening economy dampened by the Asian financial crisis and a tightening labor market have kept the Federal Reserve Board (the "Fed") in neutral, although a bias towards higher rates was reinstated at the March 1998 meeting of the Federal Open Market Committee (the policy-making arm of the Fed). Market interest rates have likewise stayed within a narrow range in recent months.

  While manufacturing has turned appreciably sluggish since year end, this was overshadowed in the first quarter by a strong rebound in domestic demand. The industrial sector has been slowed by the strong dollar and by weak exports. However, with Asian economies still in turmoil, competition from Asian-made imports has emerged slowly. The first quarter rebound in domestic demand was fueled primarily by strong housing market conditions and rising real household incomes.

  Rising real wages that have been such a boon to consumers in recent months may take a toll on corporate profit margins. The first sign of profit pressure was seen last year as the dollar strengthened. This year, profit margins have eroded further due to weak exports and falling prices in some sectors. Accelerating wage growth alongside limited pricing power may also prove a harbinger of profit margin erosion. Hence, a shift to slower economic growth that coexists with rising wage pressures creates a further risk to overall profit growth.

  The above pressures have kept Fed policy unchanged until now. However, it appears that policymakers are more concerned about wage growth than about economic strains, as evidenced by a recent shift towards a tightening bias.
Although long-term bond yields were below year-ago levels at the end of May, substantially lower yields have proven difficult to attain in the absence of lower short-term rates. This too could restrain the economic growth rate.

The Market Environment

  For the past six months, expectations for short-term interest rates have fluctuated between the need for an increase in the Federal Funds rate in order to cool off an overheating economy, and for an ease in order to offset the Asian-crisis-triggered slowdown. Government securities are currently in a narrow band and likely to remain there until a clear trend develops.

  As the economy continues into its seventh year of expansion, the short-term money markets are also on the lookout for signs that the economic cycle is coming to an end. With unemployment at historic lows, the market is on alert for a labor shortage-inspired pickup in inflation. To date, there has been no evidence of such an occurrence.

  Another development that gives many market participants concern is the increasing talk of an "asset bubble." The short-term market is apprehensive that Federal Reserve chairman Alan Greenspan, concerned over the effects of the dramatic rise in stock prices, will raise short-term rates in an attempt to head off the speculative excesses that might derail the economy.

  With economic releases providing an often contradictory picture of the economy, the financial markets are especially sensitive to comments from Federal Reserve members. Recent speeches suggest that the Fed is concerned about the possibility of re-emerging inflationary pressures, yet is prepared to wait until a more definitive picture develops before altering monetary policy.

Portfolio Focus

  In this market environment, we continue to maintain an average maturity for the Fund which is somewhat longer than the industry average. We feel that this strategy has been beneficial to the Fund, and we currently intend to maintain that posture as long as we believe it corresponds with market conditions. Of course, we will look to adapt our approach should new factors in the market cause us to believe that such action is desirable.

               Sincerely,





               Patricia A. Larkin

               Senior Portfolio Manager

June 18, 1998

New York, N.Y.

* Annualized effective yield takes into account the effect of compounding and is based upon dividends declared daily and reinvested monthly.


GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                             MAY 31, 1998 (UNAUDITED)

                                                                              Annualized
                                                                               Yield on
                                                                                Date of        Principal
U.S. Treasury Notes--1.6%                                                       Purchase         Amount             Value
---------------------------------------------------------------------------   ____________    _____________     _____________
   5.875% 10/31/98
       (cost $15,017,593)..................................................     5.37%           $  15,000,000     $  15,017,593
                                                                                                                _____________
                                                                                                                _____________
U.S. Government Agencies--97.2%
----------------------------------------------

Federal Farm Credit Bank, Consolidated Systemwide Discount Notes
   11/24/98................................................................     5.69%             $24,000,000       $23,365,227
   3/2/99..................................................................      5.56              50,000,000        49,944,149
   3/5/99..................................................................      5.54              10,000,000         9,596,042
Federal Farm Credit Bank, Consolidated Systemwide Floating Rate Notes
   2/22/99.................................................................      5.54 (a)          50,000,000        49,982,282
   1/28/00.................................................................      5.57 (a)          50,000,000        50,000,000
   2/9/00..................................................................      5.55 (a)          25,000,000        24,991,958
   3/17/00.................................................................      5.55 (a)          50,000,000        49,983,155
Federal Home Loan Banks, Discount Notes
   6/1/98..................................................................      5.45               9,726,000         9,726,000
   6/5/98..................................................................      5.72              50,000,000        49,969,083
   6/8/98..................................................................      5.60              17,338,000        17,319,863
   6/19/98.................................................................      5.62              10,440,000        10,411,864
   7/9/98..................................................................      5.36               8,500,000         8,453,165
   7/27/98.................................................................      5.62              25,000,000        24,790,389
   9/24/98.................................................................      5.72              15,000,000        14,998,052
   12/11/98................................................................      5.65              15,000,000        14,568,967
   1/29/99.................................................................      5.42              15,618,000        15,078,363
   3/23/99.................................................................      5.58              25,000,000        24,984,442
Federal Home Loan Banks, Notes
   4/23/99.................................................................      5.61              25,000,000        25,003,489
Federal National Mortgage Association, Discount Notes
   6/18/98.................................................................      5.67              50,000,000        50,001,154
   7/10/98.................................................................      5.70              10,000,000         9,993,905
   7/31/98.................................................................      5.61              25,000,000        24,997,944
   8/3/98..................................................................      5.70              30,000,000        29,716,500
Federal National Mortgage Association, Floating Rate Notes
   9/15/98.................................................................      5.58 (a)          75,000,000        74,982,943
   4/15/99.................................................................      5.53 (a)         100,000,000        99,948,946
   10/20/99................................................................      5.52 (a)          25,000,000        25,000,000
   12/1/99.................................................................      5.58 (a)          50,000,000        50,000,000

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (continued)                MAY 31, 1998 (UNAUDITED)

                                                                              Annualized
                                                                               Yield on
                                                                                Date of        Principal
U.S Government Agencies (continued)                                             Purchase         Amount             Value
---------------------------------------------------------------------------   ____________    _____________       _____________

Student Loan Marketing Association, Discount Notes
   6/30/98.................................................................     5.60%           $  25,000,000     $  24,891,250
Student Loan Marketing Association, Notes
   2/10/99.................................................................      5.47              25,120,000        25,083,076
                                                                                                                  _____________

TOTAL U.S. GOVERNMENT AGENCIES (cost $887,782,208).........................                                        $887,782,208
                                                                                                                  _____________
                                                                                                                  _____________

TOTAL INVESTMENTS (cost $902,799,801)............................      98.8%                                       $902,799,801
                                                                      ======                                      =============

CASH AND RECEIVABLES (NET).......................................       1.2%                                      $  10,369,036
                                                                      ======                                      =============
NET ASSETS.......................................................     100.0%                                       $913,168,837
                                                                      ======                                      =============
Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a) The interest rate, which will change periodically, is based on the bank's prime rate.

                      SEE NOTES TO FINANCIAL STATEMENTS.


GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                  MAY 31, 1998 (UNAUDITED)

                                                                                                   Cost              Value

                                                                                              ________________   _____________

ASSETS:                          Investments in securities--See Statement of Investments.......  $902,799,801      $902,799,801
                                 Cash..........................................................                       3,870,149
                                 Interest receivable...........................................                       7,236,311
                                 Prepaid expenses and other assets.............................                          66,051
                                                                                                                  _____________
                                                                                                                    913,972,312
                                                                                                                  _____________
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates.................                         541,300
                                 Due to Distributor............................................                         115,302
                                 Accrued expenses..............................................                         146,873
                                                                                                                  _____________
                                                                                                                        803,475
                                                                                                                  _____________
NET ASSETS.....................................................................................                    $913,168,837
                                                                                                                  _____________
                                                                                                                  _____________
REPRESENTED BY:                  Paid-in capital...............................................                    $913,340,411
                                 Accumulated net realized gain (loss) on investments...........                       (171,574)
                                                                                                                  _____________
NET ASSETS.....................................................................................                    $913,168,837
                                                                                                                  =============


                           NET ASSET VALUE PER SHARE
                            _____________________________

                                                                                                 Class A           Class B

                                                                                               ______________     _____________
Net Assets.....................................................................................  $519,098,447      $394,070,390
Shares Outstanding.............................................................................   519,234,918       394,105,494
NET ASSET VALUE PER SHARE......................................................................         $1.00             $1.00
                                                                                                        =====             =====

                      SEE NOTES TO FINANCIAL STATEMENTS.


GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS             SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INVESTMENT INCOME

INCOME                      Interest Income....................................................                     $25,665,191
EXPENSES:                   Management fee--Note 2(a)..........................................  $  2,279,768
                            Distribution fees (Class B)--Note 2(b).............................       911,907
                            Shareholder servicing costs--Note 2(c).............................       694,862
                            Registration fees..................................................        77,625
                            Custodian fees.....................................................        46,992
                            Directors' fees and expenses--Note 2(d)............................        17,885
                            Professional fees..................................................        14,456
                            Prospectus and shareholders' reports...............................        12,357
                                                                                                  ____________
                                   Total Expenses..............................................     4,055,852
                            Less--reduction in shareholder servicing costs due to
                                undertaking--Note 2(c).........................................      (90,131)
                                                                                                  ____________
                                   Net Expenses................................................                       3,965,721
                                                                                                                    ____________
INVESTMENT INCOME--NET.........................................................................                      21,699,470
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b)..............................                         (3,641)
                                                                                                                    ____________
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................................                     $21,695,829
                                                                                                                    ============


                      SEE NOTES TO FINANCIAL STATEMENTS.


GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six Months Ended

                                                                    May 31,1998        Ten Months Ended        Year Ended
                                                                    (Unaudited)       November 30, 1997*    January 31, 1997
                                                                 __________________   __________________    __________________
OPERATIONS:
  Investment income--net....................................      $     21,699,470     $     31,426,952      $     27,816,414
  Net realized gain (loss) on investments...................                (3,641)             (86,200)              (67,319)
                                                                   _______________       _______________      _______________
       Net Increase (Decrease) in Net Assets Resulting
         from Operations....................................            21,695,829           31,340,752            27,749,095
                                                                   _______________       _______________      _______________
DIVIDENDS TO SHAREHOLDERS FROM:
 Investment income--net:
    Class A shares..........................................          (12,681,580)         (20,661,515)          (24,381,410)
    Class B shares..........................................           (9,017,890)         (10,765,437)           (3,435,004)
                                                                   _______________       _______________      _______________
       Total Dividends......................................          (21,699,470)         (31,426,952)          (27,816,414)
                                                                   _______________       _______________      _______________
CAPITAL STOCK TRANSACTIONS ($1.00 per share):
 Net proceeds from shares sold:
    Class A shares..........................................         2,353,493,947        3,630,662,665         4,365,059,146
    Class B shares..........................................           822,248,569        1,175,920,736           318,478,705
  Dividends reinvested:
    Class A shares..........................................            12,386,548           20,330,225            23,642,113
    Class B shares..........................................             8,653,687           10,538,441             3,417,531
  Cost of shares redeemed:
    Class A shares..........................................        (2,357,069,262)      (3,660,502,972)       (4,398,835,960)
    Class B shares..........................................          (801,675,694)        (911,764,032)         (231,770,578)
                                                                   _______________       _______________      _______________
       Increase (Decrease) in Net Assets from...............            38,037,795          265,185,063            79,990,957
                                                                   _______________       _______________      _______________
         Capital Stock Transactions
            Total Increase (Decrease) in Net Assets.........            38,034,154          265,098,863            79,923,638
NET ASSETS:
  Beginning of Period.......................................           875,134,683          610,035,820           530,112,182
                                                                   _______________       _______________      _______________
  End of Period.............................................       $   913,168,837      $   875,134,683       $   610,035,820
                                                                   _______________       _______________      _______________
                                                                   _______________       _______________      _______________
-----------------------------

* The Fund changed its fiscal year end from January 31 to November 30.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                              Class A Shares

                                           _____________________________________________________________________________________
_____________________

                                           Six Months Ended   Ten Months Ended
                                             May 31, 1998       November 30,                 Year Ended January 31,
                                                                               _____________________________________________
PER SHARE DATA:                              (Unaudited)          1997(1)          1997        1996       1995         1994
                                           _______________    ________________    ________    ________   ________     _________
   Net asset value, beginning of period...... $ 1.00          $ 1.00              $ 1.00      $ 1.00     $ 1.00       $ 1.00
                                              _________        __________         _________   _________  _________    __________
   Investment Operations:
   Investment income--net....................    .024            .040               .047        .052        .038         .027
                                               _________       __________         _________    _________  __________   __________
   Distributions:
   Dividends from investment income--net.....   (.024)          (.040)             (.047)      (.052)      (.038)       (.027)
                                               _________      __________          __________   _________   ___________  __________
   Net asset value, end of period............ $ 1.00          $ 1.00             $ 1.00  $     1.00      $ 1.00       $ 1.00
                                               ==========     ==========          =========    ==========  ==========  =========

TOTAL INVESTMENT RETURN......................   4.89%(2)        4.84%(2)           4.75%       5.35%       3.90%        2.69%
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets...    .77%(2)         .82%(2)            .82%        .84%        .83%         .81%
   Ratio of net investment income
       to average net assets.................   4.85%(2)        4.78%(2)           4.65%       5.22%       3.82%        2.66%
   Net Assets, end of period (000's Omitted). $519,098        $510,289         $519,861    $530,054     $513,345     $536,884
-----------------------------

(1)  The Fund changed its fiscal year end from January 31 to November 30.
(2)  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.



                                                                                        Class B Shares

                                                       _________________________________________________________________________

                                                       Six Months Ended
                                                         May 31, 1998            Ten Months Ended      Year Ended January 31,
                                                                                                       _______________________

PER SHARE DATA:                                           (Unaudited)          November 30, 1997(1)     1997           1996(2)
                                                       ________________        ___________________     _______         _______
   Net asset value, beginning of period................      $  1.00                   $  1.00         $ 1.00          $ 1.00
   Investment Operations:
   Investment income--net..............................          .023                      .038           .045            .042
                                                            _________                  ________        _______         _______
   Distributions:
   Dividends from investment income--net...............       (.023)                    (.038)          (.045)           (.042)
                                                            _________                  ________        _______         _______

   Net asset value, end of period......................      $  1.00                   $  1.00         $  1.00          $  1.00
                                                            =========                  ========        =======         ========

TOTAL INVESTMENT RETURN................................         4.69%(3)                  4.69%(3)        4.58%            5.04%(3)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets.............         1.00%(3)                  1.00%(3)        1.00%            1.00%(3)
   Ratio of net investment income
       to average net assets...........................         4.64%(3)                  4.60%(3)        4.48%            5.01%(3)
   Decrease reflected in above expense ratios
       due to undertakings by the Manager..............          .05%(3)                   .05%(3)         .08%             .10%(3)
   Net Assets, end of period (000's Omitted)...........     $394,070                  $364,845         $90,175              $58
-----------------------------

(1)  The Fund changed its fiscal year end from January 31 to November 30.
(2)  From March 31, 1995 (commencement of initial offering) to January 31, 1996.
(3)  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  General Government Securities Money Market Fund, Inc. (the "Fund" ) is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund' s shares, which are sold to the public without a sales load. The Fund is authorized to issue 16 billion shares of $.001 par value Common Stock. The Fund currently offers two classes of shares: Class A (15 billion shares authorized) and Class B (1 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custodian agreement, the Fund received net earnings credits of $19,981 during the period ended May 31, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  The Fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Fund' s Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends from investment income-net on each business day. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes

  The Fund has an unused capital loss carryover of approximately $83,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to January 31, 1997. The carryover does not include net realized securities losses from November 1, 1996 through January 31, 1997 which are treated, for Federal income tax purposes, as arising in fiscal 1998. If not applied, $20,000 of the carryover expires in fiscal 2004 and $63,000 expires in fiscal 2005.

  At May 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the Fund's average net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 1998, there was no expense reimbursement pursuant to the Agreement.

  (B) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares directly bear the costs of preparing, printing and distributing prospectuses and statements of additional information and implementing and of operating the Plan. In addition, Class A shares reimburse (a) the Distributor for payments made for distributing their shares and servicing shareholder accounts (" Servicing") and (b) the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and their affiliates (collectively "Dreyfus") for payments made for Servicing, at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class A. Both the Distributor and Dreyfus may pay Service Agents a fee in respect of Class A shares owned by shareholders

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Fund' s Board of Directors. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, Dreyfus will be permitted to act as a Service Agent in respect of such Fund shareholders and receive payments under the Service Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended May 31, 1998, Class A shares were charged $523,393, pursuant to the Plan.

  Under the Distribution Plan with respect to Class B shares ("Class B Distribution Plan" ), adopted pursuant to Rule 12b-1 under the Act, Class B shares directly bear the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate of up to .20 of 1% of the value of the average daily net assets of Class B. During the period ended May 31, 1998, Class B shares were charged $388,514 pursuant to the Class B Distribution Plan.

(C) Under the Fund's Shareholder Services Plan with respect to Class A ("Class
A Shareholder Services Plan" ), Class A shares reimburse Dreyfus Service Corporation an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 1998, Class A shares were charged $29,181, pursuant to the Class A Shareholder Services Plan.

  Under the Fund's Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan" ), Class B shares pay the Distributor for the provision of certain services to the holders of Class B shares a fee at an annual rate of .25 of 1% of the value of the average daily net assets of Class
B. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

The Manager has undertaken from December 1, 1997 through May 31, 1998, that if the aggregate expenses of Class B shares, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1% of the value of the average daily net assets of Class B, the Manager will reimburse the expenses of the Fund under the Class B Shareholder Services Plan to the extent of any excess expense and up to the full fee payable under the Class B Shareholder Services Plan. During the period ended May 31, 1998, Class B shares were charged $582,771, pursuant to the Class B Shareholder Services Plan, of which $90,131 was reimbursed by the Manager.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended May 31, 1998, the Fund was charged $000, pursuant to the transfer agency agreement.

  (D) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.